CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (unaudited) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
ASSETS
Cash	¥ 332,864,077	$ 52,325,453	¥ 343,998,570
Total current assets	460,372,057	72,369,408	488,505,185
Non-current assets
Investment in unconsolidated entity	0	0	27,931,795
Total Assets	507,436,691	79,767,858	566,516,660
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	56,590,888	8,895,953	76,462,604
Total Liabilities	108,847,305	17,110,539	279,001,194
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Additional paid-in capital	482,163,636	75,794,994	479,490,763
Accumulated deficit	(95,502,810)	(15,012,818)	(206,860,320)
Accumulated other comprehensive income (loss)	(2,662,155)	(418,485)	1,974,836
Total stockholders' equity	406,147,037	63,845,363	295,095,034
Total Liabilities and Equity	507,436,691	79,767,858	566,516,660
Class A ordinary shares
STOCKHOLDERS' EQUITY
Common stock value	16,524,894	2,597,675	16,340,826
Class B ordinary shares
STOCKHOLDERS' EQUITY
Common stock value	1,474,543	231,795	0
RECON TECHNOLOGY, LTD
ASSETS
Cash	287,893,737	45,256,221	325,116,815	$ 51,107,601	¥ 59,141,370	¥ 22,238,980
Due from subsidiaries, VIEs and VIEs' subsidiaries	195,310,788	30,702,397	148,497,648
Other current assets	25,824,404	4,059,537	52,136,194
Total current assets	509,028,929	80,018,156	525,750,657
Non-current assets
Investment in subsidiaries and VIEs	(55,225,497)	(8,681,319)	(55,308,418)
Investment in unconsolidated entity			27,931,795
Total Assets	453,803,432	71,336,837	498,374,034
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	5,416,579	851,474	12,643,150
Warrant liability	42,239,816	6,640,000	190,635,850
Total Liabilities	47,656,395	7,491,474	203,279,000
STOCKHOLDERS' EQUITY
Additional paid-in capital	482,163,636	75,794,994	479,490,763
Accumulated deficit	(91,353,881)	(14,360,616)	(202,711,391)
Accumulated other comprehensive income (loss)	(2,662,155)	(418,485)	1,974,836
Total stockholders' equity	406,147,037	63,845,363	295,095,034
Total Liabilities and Equity	453,803,432	71,336,837	498,374,034
RECON TECHNOLOGY, LTD | Class A ordinary shares
STOCKHOLDERS' EQUITY
Common stock value	16,524,894	2,597,675	¥ 16,340,826
RECON TECHNOLOGY, LTD | Class B ordinary shares
STOCKHOLDERS' EQUITY
Common stock value	¥ 1,474,543	$ 231,795